SUMMARY OF MATERIAL ACCOUNTING POLICIES INFORMATION - Foreign currency translations (Details)	Dec. 31, 2025 Rp / $ Rp / $ Rp / K Rp / RM Rp / $ Rp / € Rp / $ Rp / $ Rp / £	Dec. 31, 2024 Rp / € Rp / $ Rp / $ Rp / K Rp / RM Rp / $ Rp / $ Rp / £ Rp / $
Buy | British Pound ("GBP")
Foreign currency translations
Foreign currency translations | Rp / £	22,386	20,198
Buy | U.S. Dollar
Foreign currency translations
Foreign currency translations	16,672	16,090
Buy | Australian Dollar
Foreign currency translations
Foreign currency translations	11,136	9,995
Buy | Singapore Dollar
Foreign currency translations
Foreign currency translations	12,960	11,815
Buy | New Taiwan Dollar
Foreign currency translations
Foreign currency translations	530.38	490.07
Buy | Euro
Foreign currency translations
Foreign currency translations | Rp / €	19,541	16,761
Buy | Japanese yen
Foreign currency translations
Foreign currency translations | Rp / RM	106.45	103.02
Buy | Malaysian ringgit
Foreign currency translations
Foreign currency translations | Rp / RM	4,101	3,591
Buy | Hong Kong Dollar
Foreign currency translations
Foreign currency translations	2,142	2,072
Buy | Myanmar (Burma), Kyats
Foreign currency translations
Foreign currency translations | Rp / K	7.91	7.64
Sell | British Pound ("GBP")
Foreign currency translations
Foreign currency translations | Rp / £	22,401	20,212
Sell | U.S. Dollar
Foreign currency translations
Foreign currency translations	16,681	16,100
Sell | Australian Dollar
Foreign currency translations
Foreign currency translations	11,149	10,009
Sell | Singapore Dollar
Foreign currency translations
Foreign currency translations	12,969	11,829
Sell | New Taiwan Dollar
Foreign currency translations
Foreign currency translations	531.21	490.52
Sell | Euro
Foreign currency translations
Foreign currency translations | Rp / €	19,556	16,775
Sell | Japanese yen
Foreign currency translations
Foreign currency translations | Rp / RM	106.52	103.11
Sell | Malaysian ringgit
Foreign currency translations
Foreign currency translations | Rp / RM	4,111	3,601
Sell | Hong Kong Dollar
Foreign currency translations
Foreign currency translations	2,143	2,074
Sell | Myanmar (Burma), Kyats
Foreign currency translations
Foreign currency translations | Rp / K	7.97	7.69